EMPLOYMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Total personnel expenses, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs	$ 28,848,000	$ 33,366,000	$ 33,347,000
Total share based payments, inclusive of amounts capitalised	1,755,000	1,111,000	816,000
Employees contribution	352,000	352,000	447,000
Pension accrual	$ 44,000	$ 47,000	$ 47,000